Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-41866
Entity Registrant Name	Richtech Robotics Inc.
Entity Central Index Key	0001963685
Entity Tax Identification Number	88-2870106
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2975 Lincoln Rd
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89115
City Area Code	866
Local Phone Number	236-3835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	RR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false